Shareholder Report, Average Annual Return (Details)			12 Months Ended	44 Months Ended	60 Months Ended	82 Months Ended	90 Months Ended	115 Months Ended	120 Months Ended
		Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000021605 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus NFJ Dividend Value Fund (Class A/PNEAX) at POP
Average Annual Return, Percent	[1],[2]		(0.76%)		8.75%				5.93%
C000021611 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus NFJ International Value Fund (Class A/AFJAX) at POP
Average Annual Return, Percent	[3],[4]		16.24%		6.73%				1.90%
C000021616 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus NFJ Large-Cap Value Fund (Class A/PNBAX) at POP
Average Annual Return, Percent	[5],[6]		1.30%		8.86%				6.83%
C000021621 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus NFJ Small-Cap Value Fund (Class A/PCVAX) at POP
Average Annual Return, Percent	[7],[8]		(4.07%)		8.27%				3.48%
C000021632 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus NFJ Mid-Cap Value Fund (Class A/PQNAX) at POP
Average Annual Return, Percent	[9],[10]		(0.25%)		8.52%				6.70%
C000021653 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Silvant Focused Growth Fund (Class A/PGWAX) at POP
Average Annual Return, Percent	[11],[12]		11.04%		17.75%				16.06%
C000021683 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus KAR Health Sciences Fund (Class A/RAGHX) at POP
Average Annual Return, Percent	[13],[14]		(19.09%)		2.23%				4.34%
C000021688 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus KAR Global Small-Cap Fund (Class A/RGSAX) at POP
Average Annual Return, Percent	[15],[16]		5.70%		8.44%				5.67%
C000021693 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Zevenbergen Technology Fund (Class A/RAGTX) at POP
Average Annual Return, Percent	[17],[18]		12.53%		15.18%				18.04%
C000021714 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Silvant Mid-Cap Growth Fund (Class A/RMDAX) at POP
Average Annual Return, Percent	[19],[20]		20.36%		11.90%				12.39%
C000034948 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Emerging Markets Opportunities Fund (Class A/AOTAX) at POP
Average Annual Return, Percent	[21],[22]		(0.14%)		5.66%				3.60%
C000043488 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Income & Growth Fund (Class A/AZNAX) at POP
Average Annual Return, Percent	[23],[24]		4.42%		7.28%				6.96%
C000128360 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Small-Cap Fund (Class A/AZBAX) at POP
Average Annual Return, Percent	[25],[26]		4.14%		10.47%				7.38%
Without Sales Load [Member] | C000021605 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus NFJ Dividend Value Fund (Class A/PNEAX) at NAV
Average Annual Return, Percent	[27]		5.01%		9.99%				6.53%
Without Sales Load [Member] | C000021607 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus NFJ Dividend Value Fund (Class C/PNECX) at NAVand with CDSC
Average Annual Return, Percent	[28],[29]		4.19%		9.20%				5.75%
Without Sales Load [Member] | C000021609 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus NFJ Dividend Value Fund (Institutional Class/NFJEX) at NAV
Average Annual Return, Percent	[30]		5.28%		10.34%				6.88%
Without Sales Load [Member] | C000135573 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus NFJ Dividend Value Fund (Class R6/ANDVX) at NAV
Average Annual Return, Percent	[31]		5.26%		10.38%				6.93%
Without Sales Load [Member] | C000021611 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus NFJ International Value Fund (Class A/AFJAX) at NAV
Average Annual Return, Percent	[32]		23.00%		7.94%				2.48%
Without Sales Load [Member] | C000021612 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus NFJ International Value Fund (Class C/AFJCX) at NAVand with CDSC
Average Annual Return, Percent	[33],[34]		22.08%		7.15%				1.73%
Without Sales Load [Member] | C000021614 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus NFJ International Value Fund (Institutional Class/ANJIX) at NAV
Average Annual Return, Percent	[35]		23.46%		8.32%				2.84%
Without Sales Load [Member] | C000135574 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus NFJ International Value Fund (Class R6/ANAVX) at NAV
Average Annual Return, Percent	[36]		23.51%		8.37%				2.89%
Without Sales Load [Member] | C000021616 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus NFJ Large-Cap Value Fund (Class A/PNBAX) at NAV
Average Annual Return, Percent	[37]		7.20%		10.10%				7.43%
Without Sales Load [Member] | C000021618 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus NFJ Large-Cap Value Fund (Class C/PNBCX) at NAVand with CDSC
Average Annual Return, Percent	[38],[39]		6.40%		9.27%				6.62%
Without Sales Load [Member] | C000021620 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus NFJ Large-Cap Value Fund (Institutional Class/ANVIX) at NAV
Average Annual Return, Percent	[40]		7.48%		10.39%				7.77%
Without Sales Load [Member] | C000204677 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus NFJ Large-Cap Value Fund (Class R6/VAAGX) at NAV
Average Annual Return, Percent	[41]		7.59%	3.15%
Without Sales Load [Member] | C000021621 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus NFJ Small-Cap Value Fund (Class A/PCVAX) at NAV
Average Annual Return, Percent	[42]		1.51%		9.50%				4.07%
Without Sales Load [Member] | C000021624 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus NFJ Small-Cap Value Fund (Class C/PCVCX) at NAVand with CDSC
Average Annual Return, Percent	[43],[44]		0.68%		8.68%				3.30%
Without Sales Load [Member] | C000021626 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus NFJ Small-Cap Value Fund (Institutional Class/PSVIX) at NAV
Average Annual Return, Percent	[45]		1.84%		9.88%				4.44%
Without Sales Load [Member] | C000135575 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus NFJ Small-Cap Value Fund (Class R6/ANFVX) at NAV
Average Annual Return, Percent	[46]		1.89%		9.94%				4.50%
Without Sales Load [Member] | C000021632 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus NFJ Mid-Cap Value Fund (Class A/PQNAX) at NAV
Average Annual Return, Percent	[47]		5.55%		9.76%				7.31%
Without Sales Load [Member] | C000021635 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus NFJ Mid-Cap Value Fund (Class C/PQNCX) at NAVand with CDSC
Average Annual Return, Percent	[48],[49]		4.75%		8.94%				6.51%
Without Sales Load [Member] | C000021637 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus NFJ Mid-Cap Value Fund (Institutional Class/PRNIX) at NAV
Average Annual Return, Percent	[50]		5.90%		10.15%				7.69%
Without Sales Load [Member] | C000196957 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus NFJ Mid-Cap Value Fund (Class R6/ANPRX) at NAV
Average Annual Return, Percent	[51]		5.99%		10.20%		5.32%
Without Sales Load [Member] | C000021653 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Silvant Focused Growth Fund (Class A/PGWAX) at NAV
Average Annual Return, Percent	[52]		17.50%		19.09%				16.72%
Without Sales Load [Member] | C000021656 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Silvant Focused Growth Fund (Class C/PGWCX) at NAVand with CDSC
Average Annual Return, Percent	[53],[54]		16.63%		18.19%				15.83%
Without Sales Load [Member] | C000021658 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Silvant Focused Growth Fund (Institutional Class/PGFIX) at NAV
Average Annual Return, Percent	[55]		17.84%		19.43%				17.08%
Without Sales Load [Member] | C000164304 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Silvant Focused Growth Fund (Class R6/AFGFX) at NAV
Average Annual Return, Percent	[56]		17.92%		19.49%			17.79%
Without Sales Load [Member] | C000021683 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus KAR Health Sciences Fund (Class A/RAGHX) at NAV
Average Annual Return, Percent	[57]		(14.38%)		3.39%				4.94%
Without Sales Load [Member] | C000021685 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus KAR Health Sciences Fund (Class C/RCGHX) at NAVand with CDSC
Average Annual Return, Percent	[58],[59]		(15.03%)		2.61%				4.15%
Without Sales Load [Member] | C000150255 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus KAR Health Sciences Fund (Institutional Class/HLHIX) at NAV
Average Annual Return, Percent	[60]		(14.05%)		3.69%				5.27%
Without Sales Load [Member] | C000021688 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus KAR Global Small-Cap Fund (Class A/RGSAX) at NAV
Average Annual Return, Percent	[61]		11.86%		9.68%				6.27%
Without Sales Load [Member] | C000021690 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus KAR Global Small-Cap Fund (Class C/RGSCX) at NAVand with CDSC
Average Annual Return, Percent	[62],[63]		11.02%		8.85%				5.47%
Without Sales Load [Member] | C000021692 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus KAR Global Small-Cap Fund (Institutional Class/DGSCX) at NAV
Average Annual Return, Percent	[64]		12.24%		10.04%				6.63%
Without Sales Load [Member] | C000021693 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Zevenbergen Technology Fund (Class A/RAGTX) at NAV
Average Annual Return, Percent	[65]		19.08%		16.49%				18.71%
Without Sales Load [Member] | C000021696 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Zevenbergen Technology Fund (Class C/RCGTX) at NAVand with CDSC
Average Annual Return, Percent	[66],[67]		18.21%		15.62%				17.83%
Without Sales Load [Member] | C000021698 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Zevenbergen Technology Fund (Institutional Class/DRGTX) at NAV
Average Annual Return, Percent	[68]		19.42%		16.81%				19.09%
Without Sales Load [Member] | C000021714 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Silvant Mid-Cap Growth Fund (Class A/RMDAX) at NAV
Average Annual Return, Percent	[69]		27.36%		13.18%				13.03%
Without Sales Load [Member] | C000021717 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Silvant Mid-Cap Growth Fund (Class C/RMDCX) at NAVand with CDSC
Average Annual Return, Percent	[70],[71]		26.14%		12.24%				12.16%
Without Sales Load [Member] | C000021719 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Silvant Mid-Cap Growth Fund (Institutional Class/DRMCX) at NAV
Average Annual Return, Percent	[72]		27.53%		13.43%				13.36%
Without Sales Load [Member] | C000204682 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Silvant Mid-Cap Growth Fund (Class R6/RMDZX) at NAV
Average Annual Return, Percent	[73]	3.81%
Without Sales Load [Member] | C000034948 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Emerging Markets Opportunities Fund (Class A/AOTAX) at NAV
Average Annual Return, Percent	[74]		5.67%		6.86%				4.19%
Without Sales Load [Member] | C000034949 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Emerging Markets Opportunities Fund (Class C/AOTCX) at NAV and with CDSC
Average Annual Return, Percent	[75],[76]		4.89%		6.07%				3.41%
Without Sales Load [Member] | C000034951 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Emerging Markets Opportunities Fund (Institutional Class/AOTIX) at NAV
Average Annual Return, Percent	[77]		6.04%		7.24%				4.56%
Without Sales Load [Member] | C000164305 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Emerging Markets Opportunities Fund (Class R6/AEMOX) at NAV
Average Annual Return, Percent	[78]		6.10%		7.29%			7.07%
Without Sales Load [Member] | C000043488 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Income & Growth Fund (Class A/AZNAX) at NAV
Average Annual Return, Percent	[79]		10.50%		8.50%				7.57%
Without Sales Load [Member] | C000043489 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Income & Growth Fund (Class C/AZNCX) at NAVand with CDSC
Average Annual Return, Percent	[80],[81]		9.72%		7.67%				6.76%
Without Sales Load [Member] | C000043491 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Income & Growth Fund (Institutional Class/AZNIX) at NAV
Average Annual Return, Percent	[82]		10.76%		8.77%				7.89%
Without Sales Load [Member] | C000128360 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Small-Cap Fund (Class A/AZBAX) at NAV
Average Annual Return, Percent	[83]		10.20%		11.73%				7.99%
Without Sales Load [Member] | C000128361 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Small-Cap Fund (Class C/AZBCX) at NAVand with CDSC
Average Annual Return, Percent	[84],[85]		9.39%		10.89%				7.18%
Without Sales Load [Member] | C000128362 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Small-Cap Fund (Institutional Class/AZBIX) at NAV
Average Annual Return, Percent	[86]		10.63%		12.12%				8.37%
Without Sales Load [Member] | C000164306 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Virtus Small-Cap Fund (Class R6/ASCFX) at NAV
Average Annual Return, Percent	[87]		10.66%		12.16%	6.28%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			15.16%		16.64%				13.65%
MSCI Emerging Markets Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index (net)
Average Annual Return, Percent			15.29%		6.81%			7.52%	4.81%
FT Wilshire 5000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FT Wilshire 5000 Index
Average Annual Return, Percent		3.71%	15.21%	8.99%	16.16%	13.13%	13.07%	14.11%	13.18%
MSCI All Country World Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index (net)
Average Annual Return, Percent			16.17%		13.65%				9.99%
MSCI All Country World ex USA Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI All Country World ex USA Index (net)
Average Annual Return, Percent			17.72%		10.13%				6.12%
MSCI All Country World Small Cap Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Small Cap Index (net)
Average Annual Return, Percent			13.57%		11.33%				7.44%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			6.08%		(0.73%)				1.76%
Russell 3000 Health Care Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000® Health Care Index
Average Annual Return, Percent			(6.13%)		6.25%				7.36%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000® Value Index
Average Annual Return, Percent			13.70%	6.99%	13.93%				9.19%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000® Value Index
Average Annual Return, Percent			5.54%		12.47%				6.72%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap® Value Index
Average Annual Return, Percent			11.53%		13.71%		7.61%		8.39%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000® Growth Index
Average Annual Return, Percent			17.22%		18.15%			17.78%	17.01%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000® Index
Average Annual Return, Percent			7.68%		10.04%	4.89%			7.12%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap® Growth Index
Average Annual Return, Percent		2.96%	26.49%		12.65%				12.13%
S And P North American Technology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P North American Technology Index
Average Annual Return, Percent			17.90%		19.75%				21.50%
Nasdaq Composite S000007980 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Composite® Index
Average Annual Return, Percent			15.68%		16.03%				16.20%

[1]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[2]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[3]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[6]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[7]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[8]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[9]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[10]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[11]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[12]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[13]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[14]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[15]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[16]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[17]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[18]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[19]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[20]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[21]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[22]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[23]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[24]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[25]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[26]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[27]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[28]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[29]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[30]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[31]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[32]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[33]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[34]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[35]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[36]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[37]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[38]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[39]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[40]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[41]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[42]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[43]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[44]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[45]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[46]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[47]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[48]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[49]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[50]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[51]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[52]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[53]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[54]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[55]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[56]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[57]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[58]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[59]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[60]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[61]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[62]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[63]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[64]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[65]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[66]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[67]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[68]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[69]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[70]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[71]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[72]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[73]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[74]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[75]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[76]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[77]	NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[78]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[79]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[80]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[81]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[82]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[83]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[84]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[85]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[86]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[87]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.